Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Series A Convertible Preferred Stock [Member]
Share issued price per share	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.60